Note 23. TerraForm Equity Offerings (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended	9 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2013	Sep. 18, 2013	Jun. 27, 2012	Dec. 31, 2011
Initial Public Offering of TerraForm Power, Inc. [Line Items]
Equity Offering Shares				34,500,000
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners					15.00%
Long-term Debt			$ 10.4
Sale of Stock, Number of Shares Issued in Transaction	11,666,667.000
Sale of Stock, Price Per Share	$ 337,800,000.000			$ 7.25
IPO Offering Costs	49.8
Solar Energy [Member]
Initial Public Offering of TerraForm Power, Inc. [Line Items]
Equity Offering Shares	12,951,347
Solar Energy [Member] | Riverstone [Member]
Initial Public Offering of TerraForm Power, Inc. [Line Items]
Equity Offering Shares						5,840,000
Proceeds from Divestiture of Interest in Consolidated Subsidiaries		146.0
Solar Energy [Member] | Mount Signal [Member]
Initial Public Offering of TerraForm Power, Inc. [Line Items]
Equity Offering Shares						5,840,000
Proceeds from Divestiture of Interest in Consolidated Subsidiaries		146.0
Solar Energy [Member] | Terraform [Member]
Initial Public Offering of TerraForm Power, Inc. [Line Items]
Equity Offering Shares						23,074,750
Shares Issued, Price Per Share						25.00
Proceeds from Divestiture of Interest in Consolidated Subsidiaries		527.1
Shares sold to underwriters [Member] | Solar Energy [Member] | Terraform [Member]
Initial Public Offering of TerraForm Power, Inc. [Line Items]
Equity Offering Shares						3,009,750
Private Placement [Member] | Solar Energy [Member] | Terraform [Member]
Initial Public Offering of TerraForm Power, Inc. [Line Items]
Equity Offering Shares						2,600,000
Everstream Opportunities Fund I, LLC [Member] | Solar Energy [Member] | Terraform [Member]
Initial Public Offering of TerraForm Power, Inc. [Line Items]
Noncontrolling Interest, Increase from Sale of Parent Equity Interest		20.0
Altai Capital Master Fund Ltd [Member] | Solar Energy [Member] | Terraform [Member]
Initial Public Offering of TerraForm Power, Inc. [Line Items]
Noncontrolling Interest, Increase from Sale of Parent Equity Interest		45.0
Acquisition Facility [Member] | Solar Energy [Member] | Terraform [Member]
Initial Public Offering of TerraForm Power, Inc. [Line Items]
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions		63.90%
Long-term Line of Credit	140.0	140.0
Long-term Debt	$ 300.0	$ 300.0
Acquisition Facility [Member] | public shares [Member] | Solar Energy [Member] | Terraform [Member]
Initial Public Offering of TerraForm Power, Inc. [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		22.80%
Acquisition Facility [Member] | Everstream Opportunities Fund I, LLC [Member] | Solar Energy [Member] | Terraform [Member]
Initial Public Offering of TerraForm Power, Inc. [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		1.70%
Acquisition Facility [Member] | Altai Capital Master Fund Ltd [Member] | Solar Energy [Member] | Terraform [Member]
Initial Public Offering of TerraForm Power, Inc. [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		1.80%
Acquisition Facility [Member] | Riverstone [Member] | Solar Energy [Member] | Terraform [Member]
Initial Public Offering of TerraForm Power, Inc. [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		5.80%